Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 533,884	$ 4,785,711	$ 3,485,147
Cost of sales	(295,589)	(2,905,424)	(2,281,751)
Gross profit	238,295	1,880,287	1,203,396
Expenses
Advertising and promotion			1,035
Amortization	1,967	3,137	2,347
Consulting	320,640	276,000	236,117
General and administrative	467,326	409,398	339,369
Management fees	90,000	216,000	216,000
Shareholder communications	41,954	49,932	112,234
Professional fees	311,195	255,655	285,935
Severance benefits	108,000
Share-based compensation	280,677	541,164	703,612
Expense, by nature	(1,621,759)	(1,751,286)	(1,896,649)
Income (Loss) before other income (expense)	(1,383,464)	129,001	(693,253)
Other income (expense)
Foreign exchange gain (loss)	(764)	(5,006)	(6,652)
Interest income	12,124	1,235	3,284
Loss on impairment of equipment	(422,950)	(772,174)
Loss on impairment of intangible assets	(70,594)
Loss on disposal of equipment		(32,033)
Recovery (write-off) of accounts receivable	6,901		(4,594)
Gain on settlement of loan		10,000
Net loss for the year	(1,858,747)	(668,977)	(701,215)
Other comprehensive loss:
Foreign currency translation	(93)	(47)
Comprehensive loss for the year	$ (1,858,840)	$ (669,024)	$ (701,215)
Basic loss per share	$ (0.02)	$ (0.01)	$ (0.01)
Diluted loss per share	$ (0.02)	$ (0.01)	$ (0.01)
Weighted Average Number of Common Shares Outstanding:
Basic	101,289,664	100,313,189	99,559,459
Diluted	101,289,664	100,313,189	99,559,459